Goodwill, Long-lived Asset and Intangibles (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill by Segment
The following is a summary of our goodwill by segment:

	Refining	Lubricants and Specialty Products	HEP	Total
	(In thousands)
Balance at December 31, 2020	$1,733,472	$247,590	$312,873	$2,293,935
Foreign currency translation adjustment	—	(891)	—	(891)
Balance at December 31, 2021	$1,733,472	$246,699	$312,873	$2,293,044

Balance at December 31, 2021
Goodwill	$2,042,790	$481,278	$312,873	$2,836,941
Accumulated impairment losses	(309,318)	(234,579)	—	(543,897)
	$1,733,472	$246,699	$312,873	$2,293,044

Schedule of Intangible Assets
The carrying amounts of our intangible assets presented in “Intangibles and other” on our consolidated balance sheets are as follows:

		December 31
	Useful Life	2021	2020
		(In thousands)
Customer relationships	10 - 20 years	$237,856	$239,773
Transportation agreements	30 years	59,933	59,933
Trademarks, patents and other	10 - 20 years	157,392	157,120
		455,181	456,826
Accumulated amortization		(156,123)	(122,024)
Total intangibles, net		$299,058	$334,802